INTANGIBLE ASSETS AND GOODWILL (Schedule of goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Goodwill [Line Items]
Gross goodwill			$ 19,675
Acquired through business combinations	$ 29,031
Impairment recorded	(25,073)	$ (23,372)	0
Foreign currency translation	(261)
Net book value	23,372	0	19,675
Vessel [Member]
Goodwill [Line Items]
Gross goodwill			19,675
Acquired through business combinations	0
Impairment recorded	(19,675)		0
Foreign currency translation	0
Net book value	0	0	19,675
JustCBD [Member]
Goodwill [Line Items]
Gross goodwill			0
Acquired through business combinations	25,315
Impairment recorded	(5,398)	(19,640)	0
Foreign currency translation	(277)
Net book value	19,640	0	0
FGH [Member]
Goodwill [Line Items]
Gross goodwill			0
Acquired through business combinations	3,716
Impairment recorded	0	(3,732)	0
Foreign currency translation	16
Net book value	$ 3,732	$ 0	$ 0